Revenue, Disaggregation of Revenue from Contracts with Customers (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major Products/Service Lines [Abstract]
Revenue from contracts with customers	$ 284,890,018	$ 4,392,585	$ 0
Administrative services to related parties	1,761,896	2,038,437	1,529,063
Total revenue	286,651,914	6,431,022	1,529,063
Services and Products Transferred at a Point in Time [Member]
Major Products/Service Lines [Abstract]
Total revenue	117,234,636	5,327,816	1,529,063
Services Transferred Over Time [Member]
Major Products/Service Lines [Abstract]
Total revenue	169,417,278	1,103,206	0
Room Rentals [Member]
Major Products/Service Lines [Abstract]
Revenue from contracts with customers	169,417,278	1,103,206	0
Food and Beverage [Member]
Major Products/Service Lines [Abstract]
Revenue from contracts with customers	104,813,372	2,520,105	0
Laundry [Member]
Major Products/Service Lines [Abstract]
Revenue from contracts with customers	4,818,864	0	0
Private Events [Member]
Major Products/Service Lines [Abstract]
Revenue from contracts with customers	0	21,120	0
Spa Services [Member]
Major Products/Service Lines [Abstract]
Revenue from contracts with customers	3,127,449	18,600	0
Other Services [Member]
Major Products/Service Lines [Abstract]
Revenue from contracts with customers	$ 2,713,055	$ 729,554	$ 0